Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax				$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total		(13,599)	$ (7,620)	(30,261)	(15,447)
Retained Earnings (Accumulated Deficit), Ending Balance		(245,682)		(245,682)		$ (216,845)
Net Cash Provided by (Used in) Operating Activities, Total				(25,324)	(13,103)
Net Current Assets		31,671		31,671
Cash and Cash Equivalents, at Carrying Value, Ending Balance		38,080		38,080		35,933
Proceeds from Issuance of Common Stock				26,938	$ 5,596
Long-term Debt, Total		2,050		2,050		1,436
Long-term Debt, Fair Value		$ 1,925		$ 1,925		$ 1,373
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance of Common Stock	$ 5,000